Lease Liability (Details) - USD ($)	Aug. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease Liability (Details) [Line Items]
Lease payment	$ 20,000
Lease term	2 years
Derecognized lease liability with net book value		$ (2,375,590)	$ 2,418,706
Lease Liability [Member]
Lease Liability (Details) [Line Items]
Derecognized lease liability with net book value		$ 2,375,590